STOCKHOLDERS' EQUITY - Common Stock Options (Details)																		12 Months Ended
	Oct. 13, 2016 period $ / shares shares	Jul. 01, 2016 installment $ / shares shares	May 20, 2016 installment $ / shares shares	May 10, 2016 installment $ / shares shares	Oct. 14, 2015 period installment $ / shares shares	Sep. 16, 2015 period $ / shares shares	Apr. 07, 2015 USD ($) period $ / shares shares	Mar. 18, 2015 installment $ / shares shares	Mar. 06, 2015 installment $ / shares shares	Feb. 05, 2015 period $ / shares shares	May 15, 2014 USD ($) period $ / shares shares	Apr. 15, 2014 period $ / shares shares	Nov. 18, 2013 USD ($) installment $ / shares shares	Jun. 19, 2013 period $ / shares shares	Jun. 11, 2013 period director $ / shares shares	Mar. 01, 2013 period $ / shares shares	Nov. 14, 2012 USD ($) period $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Value of stock issued for services | $																		$ 136,000	$ 900,500
Options
Option term																		8 years 10 months 24 days
Granted | shares																		780,000
Option price (in dollars per share)																		$ 2.13
Fair value of options at grant date (in dollars per share)																		$ 0.89
Cancelled | shares																		373,856
Unrecognized compensation expense, options | $																		$ 1,371,382
Options | Chief Executive Officer And Two Directors
Option term															5 years
Granted | shares															353,846
Option price (in dollars per share)															$ 2.625
Number of monthly installments | period															24
Number of directors | director															2
Options | Board of Directors Member
Option term								5 years	5 years			5 years
Granted | shares								20,000	20,000			20,000
Option price (in dollars per share)								$ 6.61	$ 7.37			$ 3.295
Number of monthly installments								12	12			12
Expected term								3 years	3 years			3 years
Volatility								41.00%	41.00%			51.00%
Discount rate								0.92%	1.16%			0.84%
Options | Independent Board Members
Option term	10 years					10 years
Granted | shares	80,000					80,000
Option price (in dollars per share)	$ 2.41					$ 2.03
Number of monthly installments | period						12
Number of annual installments | period	12
Expected term	5 years 6 months					5 years 6 months
Volatility	46.00%					47.00%
Discount rate	1.21%					1.72%
Options | Consultants
Option term					10 years					5 years
Granted | shares					70,000					25,000
Option price (in dollars per share)					$ 1.86					$ 6.80
Number of monthly installments					24					24
Options | Employees
Option term					10 years
Option price (in dollars per share)					$ 1.86
Number of monthly installments | period					24
Expected term					6 years 6 months
Volatility					49.00%
Discount rate					1.57%
Granted | shares					385,000
Options | Croxall Employment Agreement | Chief Executive Officer
Employment Agreement Term																	2 years
Option term																	10 years
Granted | shares																	307,692
Option price (in dollars per share)																	$ 3.25
Number of monthly installments | period																	24
Fair value of options at grant date (in dollars per share)																	$ 3.12
Aggregate fair value of options at grant date | $																	$ 968,600
Share Price																	$ 3.25
Expected term																	5 years
Volatility																	192.00%
Risk free interest rate																	0.61%
Options | Croxall Employment Agreement, Amendment One | Chief Executive Officer
Option term													10 years
Granted | shares													200,000
Option price (in dollars per share)													$ 2.965
Number of monthly installments | installment													24
Value of stock issued for services | $													$ 442,692
Expected term													5 years
Volatility													100.00%
Risk free interest rate													1.33%
Options | Crawford Employment Agreement | Chief Operating Officer
Employment Agreement Term																2 years
Option term																5 years
Granted | shares														76,924		76,924
Option price (in dollars per share)														$ 2.47		$ 5.525
Number of monthly installments | period														24		24
Options | Knuettel Agreement | Chief Financial Officer
Option term											10 years
Granted | shares											290,000
Option price (in dollars per share)											$ 4.165
Number of monthly installments | period											36
Aggregate fair value of options at grant date | $											$ 4.165
Expected term											6 years 6 months
Volatility											63.00%
Discount rate											1.97%
Options | Chernicoff Consulting Agreement | Board of Directors Member
Option term							10 years
Granted | shares							280,000
Option price (in dollars per share)							$ 6.76
Number of monthly installments | period							12
Percent vested upon execution of the GRQ Consulting Agreement							25.00%
Percent vested after execution							2.083%
Monthly retainer | $							$ 27,000
Options | Spangenberg Agreement | Director Of Acquisitions, Licensing And Strategy
Option term				10 years
Granted | shares				500,000
Option price (in dollars per share)				$ 1.87
Number of monthly installments | installment				24
Expected term				5 years 9 months
Volatility				47.00%
Discount rate				1.32%
Options | Grubbs Agreement | Analyst
Option term			10 years
Granted | shares			50,000
Option price (in dollars per share)			$ 2.25
Number of monthly installments | installment			36
Expected term			6 years 6 months
Volatility			47.00%
Discount rate			1.88%
Options | Liu Agreement | CTO
Option term		10 years
Granted | shares		150,000
Option price (in dollars per share)		$ 2.79
Number of monthly installments | installment		36
Expected term		6 years 6 months
Volatility		47.00%
Discount rate		1.20%
Time Based Shares | Chernicoff Consulting Agreement | Board of Directors Member
Granted | shares							70,000
Time Based Shares | Chernicoff Consulting Agreement | Minimum | Board of Directors Member
Option price (in dollars per share)							$ 8.99
Performance Shares | Chernicoff Consulting Agreement | Board of Directors Member
Granted | shares							70,000
Performance Shares | Chernicoff Consulting Agreement | Minimum | Board of Directors Member
Option price (in dollars per share)							$ 10.14